UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NuShares ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Consumer Discretionary – 21.0%
20	Aramark Holdings Corporation	$797
111	CarMax, Inc., (2)	7,354
50	Discovery Communications Inc., Class A Shares, (2)	1,230
156	Dollar General Corporation	11,725
134	Dominos Pizza Inc.	24,991
7	Hasbro, Inc.	741
346	Hilton Worldwide Holdings Inc.	21,635
107	Liberty Broadband Corporation, Class C Shares, (2)	10,612
802	Liberty Global PLC Class A, (2)	27,156
1,497	Liberty Global PLC Class C, (2)	49,057
1,394	LKQ Corporation, (2)	48,177
1,589	Lowe's Companies, Inc.	122,989
15	Lululemon Athletica Inc., (2)	925
18	Michael Kors Holdings Limited, (2)	656
838	NetFlix.com Inc., (2)	152,231
1,780	Nike, Inc., Class B	105,109
15	Nordstrom, Inc.	728
80	Priceline Group Incorporated, (2)	162,280
1,410	Ross Stores, Inc.	78,001
6,795	Sirius XM Holdings Inc.	39,819
2,380	Starbucks Corporation	128,472
152	Tesla Motors Inc., (2)	49,167
1,387	Time Warner Inc.	142,056
1,412	TJX Companies, Inc.	99,278
158	Ulta Beauty, Inc., (2)	39,691
1,826	Walt Disney Company	200,732
10	Wyndham Worldwide Corporation	1,044
	Total Consumer Discretionary	1,526,653
	Consumer Staples – 6.6%
703	Colgate-Palmolive Company	50,756
256	Kimberly-Clark Corporation	31,529
1,356	Kraft Heinz Company	118,596
2,353	Mondelez International Inc.	103,579
1,216	PepsiCo, Inc.	141,798
712	Whole Foods Market, Inc.	29,733
	Total Consumer Staples	475,991
NUVEEN      1

NuShares ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Energy – 1.6%
372	Baker Hughes, a GE Company	$13,723
2,404	Halliburton Company	102,026
	Total Energy	115,749
	Financials – 5.4%
12	AON PLC	1,658
2,951	Charles Schwab Corporation	126,598
340	First Republic Bank of San Francisco	34,112
560	Marsh & McLennan Companies, Inc.	43,663
107	Moody's Corporation	14,084
54	Progressive Corporation	2,545
732	S&P Global, Inc.	112,428
260	TD Ameritrade Holding Corporation	11,890
415	Voya Financial Inc.	16,285
590	XL Group Limited	26,196
	Total Financials	389,459
	Health Care – 13.9%
853	AbbVie Inc.	59,633
153	Align Technology, Inc., (2)	25,586
190	AmerisourceBergen Corporation	17,826
549	Becton, Dickinson and Company	110,569
20	Biogen Inc., (2)	5,792
2,390	Bristol-Myers Squibb Company	135,991
1,132	Celgene Corporation, (2)	153,284
405	Centene Corporation, (2)	32,165
513	CIGNA Corporation	89,036
10	Cooper Companies, Inc.	2,439
583	Edwards Lifesciences Corporation, (2)	67,150
798	HCA Holdings Inc., (2)	64,111
15	Hologic Inc., (2)	663
393	Humana Inc.	90,862
408	Idexx Labs Inc., (2)	67,916
122	Illumina Inc., (2)	21,210
21	Quintiles Transnational Corporation, (2)	1,901
64	Tesaro Inc., (2)	8,170
172	Vertex Pharmaceuticals Inc., (2)	26,113
440	Zoetis Incorporated	27,509
	Total Health Care	1,007,926
	Industrials – 11.4%
826	3M Co.	166,166
70	Acuity Brands Inc.	14,185
44	AMERCO	17,097
2      NUVEEN

Shares	Description (1)	Value
	Industrials (continued)
903	C.H. Robinson Worldwide, Inc.	$59,237
1,151	Expeditors International of Washington, Inc.	67,771
138	Fastenal Company	5,928
15	Flowserve Corporation	617
408	Fortive Corporation	26,414
15	Fortune Brands Home & Security	985
2,044	IHS Markit Limited, (2)	95,353
869	Ingersoll Rand Company Limited, Class A	76,368
6	Lennox International Inc.	1,026
1,593	Masco Corporation	60,741
27	Middleby Corporation, (2)	3,528
107	Rockwell Automation, Inc.	17,658
185	Rockwell Collins, Inc.	19,708
456	Roper Technologies, Inc.	106,002
23	Sensata Technologies Holdings	1,038
65	Smith AO Corporation	3,481
9	Snap-on Incorporated	1,388
224	TransDigm Group Inc., (2)	63,199
77	United Rentals Inc., (2)	9,160
5	W.W. Grainger, Inc.	834
145	Xylem Inc.	8,226
	Total Industrials	826,110
	Information Technology – 33.3%
1,108	Accenture Limited	142,732
233	Alphabet Inc., Class A, (2)	220,301
250	Alphabet Inc., Class C Shares, (2)	232,625
3,712	Apple, Inc.	552,086
782	Applied Materials, Inc.	34,650
165	Arista Networks Inc., (2)	24,633
524	Autodesk, Inc., (2)	58,054
615	Automatic Data Processing, Inc.	73,130
425	Cognizant Technology Solutions Corporation, Class A	29,461
842	Dell Technologies Incorporated - VMware Incorporated, (2)	54,115
44	Flextronics International Limited	704
770	Intuit, Inc.	105,652
5	Lam Research Corporation	797
3,634	Microsoft Corporation	264,192
755	NVIDIA Corporation	122,695
3,927	Oracle Corporation	196,075
1,405	Salesforce.com, Inc., (2)	127,574
735	Symantec Corporation	22,778
1,200	Texas Instruments Incorporated	97,656
NUVEEN      3

NuShares ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
21	Trimble Navigation Limited, (2)	$786
539	Workday Inc., Class A, (2)	55,037
	Total Information Technology	2,415,733
	Materials – 2.5%
564	Ball Corporation	23,632
629	E.I. Du Pont de Nemours and Company	51,710
782	Ecolab Inc.	102,966
40	PPG Industries, Inc.	4,210
24	Sealed Air Corporation	1,044
	Total Materials	183,562
	Real Estate – 2.5%
932	American Tower Corporation, REIT	127,060
63	Equinix Inc.	28,396
217	SBA Communications Corporation, (2)	29,848
	Total Real Estate	185,304
	Telecommunication Services – 1.2%
1,324	Level 3 Communications Inc., (2)	77,692
201	Zayo Group Holdings, Inc., (2)	6,591
	Total Telecommunication Services	84,283
	Utilities – 0.4%
398	American Water Works Company	32,278
	Total Long-Term Investments (cost $6,544,477)	7,243,048
	Other Assets Less Liabilities – 0.2%	12,320
	Net Assets – 100%	$ 7,255,368
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
4      NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$7,243,048	$ —	$ —	$7,243,048
Income Tax Information
The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.
As of July 31, 2017, the cost of investments was $6,544,477.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$788,791
Depreciation	(90,220)
Net unrealized appreciation (depreciation) of investments	$698,571
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust
NUVEEN      5

NuShares ESG Large-Cap Value ETF (NULV)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Consumer Discretionary – 4.5%
638	Autoliv Inc.	$69,153
31	AutoNation Inc., (2)	1,314
28	Best Buy Co., Inc.	1,634
31	BorgWarner Inc.	1,449
29	Coach, Inc.	1,367
12	Darden Restaurants, Inc.	1,007
409	Delphi Automotive PLC	36,982
52	Gap, Inc.	1,239
12	Genuine Parts Company	1,019
40	Goodyear Tire & Rubber Company	1,260
61	Hanesbrands Inc.	1,398
11	Hasbro, Inc.	1,165
28	Leggett and Platt Inc.	1,349
3,693	Macy's, Inc.	87,709
59	Mattel, Inc.	1,181
1,141	Newell Brands Inc.	60,154
12	PVH Corporation	1,431
1,064	Royal Caribbean Cruises Limited	120,306
399	Sirius XM Holdings Inc.	2,338
142	Staples, Inc.	1,441
3,539	Target Corporation	200,555
12	Tiffany & Co.	1,146
	Total Consumer Discretionary	596,597
	Consumer Staples – 11.0%
21	Campbell Soup Company	1,109
8,596	Coca-Cola Company	394,041
3,554	General Mills, Inc.	197,816
2,421	Kellogg Company	164,628
2,268	PepsiCo, Inc.	264,471
4,960	Procter & Gamble Company	450,467
	Total Consumer Staples	1,472,532
	Energy – 6.1%
90	Baker Hughes, a GE Company	3,320
4,581	National-Oilwell Varco Inc.	149,844
2,563	ONEOK, Inc.	144,989
3,938	Schlumberger Limited	270,147
6      NUVEEN

Shares	Description (1)	Value
	Energy (continued)
911	Targa Resources Corporation	$42,280
60	TechnipFMC PLC	1,712
3,042	Valero Energy Corporation	209,807
240	Weatherford International PLC, (2)	1,070
	Total Energy	823,169
	Financials – 25.4%
1,723	Ace Limited	252,351
20	AFLAC Incorporated	1,595
18	Allstate Corporation	1,638
4,753	Ally Financial Inc.	107,608
3,021	American Express Company	257,480
12	American Financial Group Inc.	1,217
3,778	American International Group, Inc.	247,270
10	Ameriprise Financial, Inc.	1,449
12	Arch Capital Group Limited	1,167
20	Arthur J. Gallagher & Co.	1,176
12	Assurant Inc.	1,263
20	Axis Capital Holdings Limited	1,292
4,703	Bank New York Mellon	249,400
19,271	Bank of America Corporation	464,816
563	BlackRock Inc.	240,136
141	CIT Group Inc.	6,719
5,223	Citizens Financial Group Inc.	183,223
1,267	CME Group, Inc.	155,359
22	East West Bancorp Inc.	1,253
4,466	Fifth Third Bancorp	119,242
10,321	KeyCorp	186,191
20	Lincoln National Corporation	1,461
1,581	Loews Corporation	76,963
1,185	M&T Bank Corporation	193,333
5,889	New York Community Bancorp Inc.	77,323
18	Northern Trust Corporation	1,575
80	People's United Financial, Inc.	1,395
1,952	PNC Financial Services Group, Inc.	251,418
20	Principal Financial Group, Inc.	1,335
2,066	Prudential Financial, Inc.	233,933
18	Raymond James Financial Inc.	1,497
3,702	Regions Financial Corporation	54,049
10	Reinsurance Group of America Inc.	1,402
20	State Street Corporation	1,865
19	T. Rowe Price Group Inc.	1,572
168	Travelers Companies, Inc.	21,519
NUVEEN      7

NuShares ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Financials (continued)
29	Unum Group	$1,454
10	Willis Towers Watson PLC	1,489
31	Zions Bancorporation	1,405
	Total Financials	3,406,833
	Health Care – 13.2%
1,851	AbbVie Inc.	129,403
1,014	Becton, Dickinson and Company	204,220
2,337	Cardinal Health, Inc.	180,557
712	Envision Healthcare Corporation, (2)	40,178
3,139	Gilead Sciences, Inc.	238,847
4,561	Johnson & Johnson	605,336
5,888	Merck & Company Inc.	376,125
	Total Health Care	1,774,666
	Industrials – 9.5%
20	AGCO Corporation	1,443
2,307	Caterpillar Inc.	262,883
1,498	Deere & Company	192,163
2,636	Eaton PLC	206,267
28	Fastenal Company	1,203
28	Flowserve Corporation	1,152
4,991	Johnson Controls International PLC	194,399
9	L-3 Communications Holdings, Inc.	1,575
20	Macquarie Infrastructure Corporation	1,516
10	Manpower Inc.	1,071
1,776	Norfolk Southern Corporation	199,942
20	PACCAR Inc.	1,369
9	Parker Hannifin Corporation	1,494
2,777	Waste Management, Inc.	208,692
	Total Industrials	1,275,169
	Information Technology – 10.1%
811	CA Technologies	25,173
8,749	Hewlett Packard Enterprise Co	153,195
4,675	HP Inc.	89,293
10,308	Intel Corporation	365,625
6,832	Microsoft Corporation	496,686
1,999	Motorola Solutions Inc.	181,269
41	Symantec Corporation	1,271
500	TE Connectivity Limited	40,195
	Total Information Technology	1,352,707
	Materials – 5.5%
1,258	Air Products & Chemicals Inc.	178,825
8      NUVEEN

Shares	Description (1)	Value
	Materials (continued)
18	Avery Dennison Corporation	$1,673
2,768	E.I. Du Pont de Nemours and Company	227,557
10	International Flavors & Fragrances Inc.	1,332
980	International Paper Company	53,880
2,750	Mosaic Company	66,385
1,580	Praxair, Inc.	205,653
	Total Materials	735,305
	Real Estate – 2.9%
10	Boston Properties, Inc.	1,209
20	Camden Property Trust	1,794
50	Duke Realty Corporation	1,429
838	Health Care Property Investors Inc.	26,523
5,159	Kimco Realty Corporation	104,109
11	Mid-America Apartment Communities	1,139
21	Regency Centers Corporation	1,391
720	Vornado Realty Trust	57,132
2,642	Welltower Inc.	193,896
	Total Real Estate	388,622
	Telecommunication Services – 4.2%
6,637	CenturyLink Inc	154,443
8,549	Verizon Communications Inc.	413,771
	Total Telecommunication Services	568,214
	Utilities – 7.4%
59	American Water Works Company	4,785
2,434	CMS Energy Corporation	112,548
2,376	Consolidated Edison, Inc.	196,876
2,437	Edison International	191,743
3,030	Eversource Energy	184,194
1,652	Scana Corporation	106,339
1,729	Sempra Energy	195,394
	Total Utilities	991,879
	Total Long-Term Investments (cost $12,981,739)	13,385,693
	Other Assets Less Liabilities – 0.2%	24,676
	Net Assets – 100%	$ 13,410,369
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
NUVEEN      9

NuShares ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$13,385,693	$ —	$ —	$13,385,693
Income Tax Information
The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.
As of July 31, 2017, the cost of investments was $12,981,739.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$ 535,210
Depreciation	(131,256)
Net unrealized appreciation (depreciation) of investments	$ 403,954
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
10      NUVEEN

NuShares ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Consumer Discretionary – 15.9%
14	Advance Auto Parts, Inc.	$1,568
3,148	Aramark Holdings Corporation	125,479
1,908	CarMax, Inc., (2)	126,405
420	Discovery Communications Inc., Class A Shares, (2)	10,332
3,088	Discovery Communications Inc., Class C Shares, (2)	71,425
606	Dominos Pizza Inc.	113,019
687	Foot Locker, Inc.	32,420
412	Hasbro, Inc.	43,623
1,088	Liberty Broadband Corporation, Class C Shares, (2)	107,908
3,188	LKQ Corporation, (2)	110,177
1,208	Lululemon Athletica Inc., (2)	74,461
281	Mohawk Industries Inc., (2)	69,966
1,164	Nordstrom, Inc.	56,535
304	Scripps Networks Interactive, Class A Shares	26,573
50	Tiffany & Co.	4,776
1,383	Tractor Supply Company	77,614
723	Under Armour Inc, Class C Shares, (2)	13,094
962	Under Armour, Inc., (2)	19,259
20	Vail Resorts, Inc.	4,215
	Total Consumer Discretionary	1,088,849
	Consumer Staples – 3.5%
1,213	Dr. Pepper Snapple Group	110,577
1,213	McCormick & Company, Incorporated	115,599
222	Whole Foods Market, Inc.	9,271
	Total Consumer Staples	235,447
	Energy – 4.0%
2,439	Cheniere Energy Inc., (2)	110,243
947	Core Laboratories NV	95,202
15,290	Weatherford International PLC, (2)	68,193
	Total Energy	273,638
	Financials – 6.0%
2,746	E*Trade Group Inc., (2)	112,586
1,263	First Republic Bank of San Francisco	126,717
4	Signature Bank, (2)	554
2,317	Voya Financial Inc.	90,919
NUVEEN      11

NuShares ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Financials (continued)
1,751	XL Group Limited	$ 77,745
	Total Financials	408,521
	Health Care – 15.5%
884	Align Technology, Inc., (2)	147,831
575	Cooper Companies, Inc.	140,225
767	Henry Schein Inc., (2)	139,755
411	Idexx Labs Inc., (2)	68,415
99	Jazz Pharmaceuticals, Inc.	15,208
404	Medax Inc., (2)	18,980
244	Mettler-Toledo International Inc., (2)	139,832
1,699	ResMed Inc.	131,027
702	Tesaro Inc., (2)	89,617
1,169	Varian Medical Systems, Inc., (2)	113,533
317	VCA Antech, Inc., (2)	29,348
150	Waters Corporation, (2)	26,016
	Total Health Care	1,059,787
	Industrials – 19.2%
540	Acuity Brands Inc.	109,431
325	Allegion PLC	26,403
104	AMERCO	40,410
1,529	C.H. Robinson Worldwide, Inc.	100,302
1,865	Expeditors International of Washington, Inc.	109,811
1,592	Fastenal Company	68,392
1,840	Fortune Brands Home & Security	120,833
217	Lennox International Inc.	37,107
2,382	Masco Corporation	90,826
2,270	Robert Half International Inc.	102,717
134	Rockwell Collins, Inc.	14,275
2,616	Sensata Technologies Holdings	118,034
471	Snap-on Incorporated	72,628
962	United Rentals Inc., (2)	114,440
393	W.W. Grainger, Inc.	65,529
884	WABCO Holdings Inc.	121,612
	Total Industrials	1,312,750
	Information Technology – 23.5%
7,809	Advanced Micro Devices, Inc., (2)	106,280
2,373	Akamai Technologies, Inc., (2)	111,863
1,004	Ansys Inc, (2)	130,068
274	Arista Networks Inc., (2)	40,905
1,573	Broadridge Financial Solutions, Inc.	119,328
3,573	Cadence Design Systems, Inc., (2)	131,844
12      NUVEEN

Shares	Description (1)	Value
	Information Technology (continued)
1,443	Citrix Systems, (2)	$113,968
1,884	CommScope Holding Company Inc., (2)	69,294
280	F5 Networks, Inc., (2)	33,810
6,559	Flextronics International Limited	104,878
728	FLIR Systems Inc.	27,169
2,067	Fortinet Inc., (2)	76,293
663	Gartner Inc., (2)	85,076
1,455	ServiceNow Inc., (2)	160,705
1,515	Skyworks Solutions Inc.	158,878
1,343	Workday Inc., Class A, (2)	137,134
	Total Information Technology	1,607,493
	Materials – 5.4%
2,111	Axalta Coating Systems Limited	66,497
530	Ball Corporation	22,207
807	International Flavors & Fragrances Inc.	107,476
2,270	Sealed Air Corporation	98,768
568	Vulcan Materials Company	69,932
	Total Materials	364,880
	Real Estate – 5.2%
441	Alexandria Real Estate Equities Inc.	53,471
19	CBRE Group Inc., (2)	722
793	Federal Realty Investment Trust	105,175
2,692	Host Hotels & Resorts Inc.	50,233
1,069	SBA Communications Corporation, (2)	147,041
	Total Real Estate	356,642
	Telecommunication Services – 0.6%
1,270	Zayo Group Holdings, Inc., (2)	41,643
	Utilities – 1.1%
948	American Water Works Company	76,883
	Total Long-Term Investments (cost $6,437,884)	6,826,533
	Other Assets Less Liabilities – 0.1%	7,471
	Net Assets – 100%	$ 6,834,004
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
NUVEEN      13

NuShares ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,826,533	$ —	$ —	$6,826,533
Income Tax Information
The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.
As of July 31, 2017, the cost of investments was $6,437,884.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$ 643,154
Depreciation	(254,505)
Net unrealized appreciation (depreciation) of investments	$ 388,649
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
14      NUVEEN

NuShares ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Consumer Discretionary – 15.2%
826	Autoliv Inc.	$89,530
24	AutoNation Inc., (2)	1,017
2,354	Best Buy Co., Inc.	137,332
290	Coach, Inc.	13,671
773	Darden Restaurants, Inc.	64,839
4,433	Gap, Inc.	105,639
1,966	Garmin Limited	98,674
4,101	Hanesbrands Inc.	93,995
424	Hasbro, Inc.	44,893
1,123	Liberty Broadband Corporation, Class C Shares, (2)	111,379
4,680	Mattel, Inc.	93,694
56	PVH Corporation	6,680
1,064	Signet Jewelers Limited	65,074
214	Staples, Inc.	2,172
14	Tiffany & Co.	1,337
424	Whirlpool Corporation	75,421
	Total Consumer Discretionary	1,005,347
	Consumer Staples – 6.2%
1,774	Bunge Limited	139,064
1,153	JM Smucker Company	140,550
3,126	Whole Foods Market, Inc.	130,542
	Total Consumer Staples	410,156
	Energy – 1.2%
18,024	Weatherford International PLC, (2)	80,387
	Financials – 25.0%
5,678	Ally Financial Inc.	128,550
2,238	Arthur J. Gallagher & Co.	131,572
4,580	Citizens Financial Group Inc.	160,666
1,970	Comerica Incorporated	142,451
13	East West Bancorp Inc.	741
3,812	Fifth Third Bancorp	101,780
3,284	Hartford Financial Services Group, Inc.	180,620
1,601	Invesco LTD	55,667
1,693	Lincoln National Corporation	123,691
8,301	New York Community Bancorp Inc.	108,992
NUVEEN      15

NuShares ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Financials (continued)
6,199	People's United Financial, Inc.	$108,110
2,583	Principal Financial Group, Inc.	172,415
89	Raymond James Financial Inc.	7,404
2,659	Voya Financial Inc.	104,339
2,664	XL Group Limited	118,282
	Total Financials	1,645,280
	Health Care – 4.8%
896	Dentsply Sirona Inc.	55,579
1,942	Envision Healthcare Corporation, (2)	109,587
1,372	Quest Diagnostics Incorporated	148,601
	Total Health Care	313,767
	Industrials – 8.7%
469	AGCO Corporation	33,834
2,508	Fastenal Company	107,744
840	L-3 Communications Holdings, Inc.	146,975
1,371	Macquarie Infrastructure Corporation	103,935
734	Manpower Inc.	78,648
614	W.W. Grainger, Inc.	102,378
	Total Industrials	573,514
	Information Technology – 6.9%
2,718	Avnet Inc.	104,317
31	Juniper Networks Inc.	867
1,984	Microchip Technology Incorporated	158,799
3,772	Western Union Company	74,497
3,827	Xerox Corporation	117,374
	Total Information Technology	455,854
	Materials – 12.2%
968	Albemarle Corporation	112,094
1,358	Avery Dennison Corporation	126,199
223	Ball Corporation	9,344
1,579	Celanese Corporation, Series A	151,852
841	FMC Corporation	64,236
714	International Flavors & Fragrances Inc.	95,091
4,001	Mosaic Company	96,584
2,647	WestRock Company	151,991
	Total Materials	807,391
	Real Estate – 13.2%
3,803	Brixmor Property Group Inc.	74,501
1,348	Camden Property Trust	120,916
3,575	Duke Realty Corporation	102,209
345	Federal Realty Investment Trust	45,757
16      NUVEEN

Shares	Description (1)	Value
	Real Estate (continued)
5,647	Host Hotels & Resorts Inc.	$105,373
3,200	Iron Mountain Inc.	116,576
2,592	Liberty Property Trust	108,916
22	Macerich Company	1,263
1,399	Regency Centers Corporation	92,642
2,536	UDR Inc	99,132
	Total Real Estate	867,285
	Utilities – 6.4%
2,999	CMS Energy Corporation	138,674
2,740	Eversource Energy	166,564
1,824	Scana Corporation	117,411
	Total Utilities	422,649
	Total Long-Term Investments (cost $6,363,079)	6,581,630
	Other Assets Less Liabilities – 0.2%	12,053
	Net Assets – 100%	$ 6,593,683
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,581,630	$ —	$ —	$6,581,630
Income Tax Information
The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.
As of July 31, 2017, the cost of investments was $6,363,079.
NUVEEN      17

NuShares ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$ 472,281
Depreciation	(253,730)
Net unrealized appreciation (depreciation) of investments	$ 218,551
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
18      NUVEEN

NuShares ESG Small-Cap ETF (NUSC)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Consumer Discretionary – 11.7%
502	Aaron Rents Inc.	$23,233
1,957	American Axle and Manufacturing Holdings Inc.	28,846
1,851	American Eagle Outfitters, Inc.	21,916
140	American Public Education Inc., (2)	2,982
199	Asbury Automotive Group, Inc., (2)	10,746
165	At Home Group, Inc., (2)	3,755
293	Big 5 Sporting Goods Corporation	3,150
350	Big Lots, Inc.	17,384
170	Bright Horizons Family Solutions Inc., (2)	13,432
698	Brinker International Inc.	24,758
326	Buckle Inc.	5,575
377	Cabela's Incorporated, (2)	21,481
82	Cable One, Inc.	62,312
544	Caesars Acquisition Company, Class A, (2)	10,554
319	CalAtlantic Group Inc.	11,197
308	Caleres Inc.	8,402
742	Callaway Golf Company	9,446
124	Capella Education Company	8,519
450	Carter's Inc.	39,028
102	Century Communities, Inc., (2)	2,642
335	Choice Hotels International, Inc.	21,658
1,124	Cinemark Holdings Inc.	43,724
844	Clear Channel Outdoor Holdings Inc., Class A, (2)	4,279
248	Columbia Sportswear Company	15,024
390	Cooper-Standard Holdings Inc., (2)	39,881
338	Core-Mark Holding Company, Inc.	12,394
532	Crocs, Inc., (2)	4,224
418	Dave & Buster's Entertainment Inc., (2)	25,962
317	Deckers Outdoor Corporation, (2)	20,561
169	Del Taco Restaurants, Inc., (2)	2,212
129	Dillard's, Inc., Class A	9,523
318	DineEquity Inc.	13,083
924	DSW Inc.	16,669
1,157	Dunkin Brands Group Inc.	61,356
687	Entravision Communications Corporation	4,465
826	Etsy, Inc., (2)	11,870
NUVEEN      19

NuShares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
435	Finish Line, Inc.	$5,986
655	Five Below, Incorporated, (2)	31,643
620	Fossil Group Inc., (2)	6,975
320	Francesca's Holdings Corporation, (2)	3,114
672	GameStop Corporation	14,576
197	Genesco Inc., (2)	6,324
1,054	GNC Holdings Inc.	10,024
37	Graham Holdings Company	21,919
275	Group 1 Automotive Inc.	16,376
153	Habit Restaurants Inc., Class A Shares, (2)	2,517
206	Helen of Troy Limited	20,754
95	Hibbett Sporting Goods, Inc., (2)	1,482
373	Hosting Site Network, Inc.	14,789
1,988	Houghton Mifflin Harcourt Company, (2)	23,757
2,293	Hovnanian Enterprises Inc., (2)	5,045
1,241	ILG, Inc.	32,899
816	Imax Corporation, (2)	17,462
56	Intl Speedway Corporation	2,005
431	iRobot Corporation, (2)	45,475
374	Jack in the Box Inc.	34,692
418	John Wiley and Sons Inc., Class A	23,094
1,914	KB Home	43,869
726	La Quinta Holdings Inc., (2)	10,825
444	La Z Boy Inc.	15,007
311	Lands' End Inc., (2)	4,199
130	LGI Homes Inc., (2)	5,759
1,152	Liberty LiLAC Group, Class A Shares	29,629
1,383	Liberty LiLAC Group, Class C Shares, (2)	35,294
659	Lions Gate Entertainment Corporation, Equity, (2)	18,129
348	Lions Gate Entertainment Corporation, Equity, (2)	10,231
261	Lithia Motors Inc.	26,948
111	Marinemax Inc., (2)	1,659
239	Marriott Vacations World	27,927
213	MDC Holdings Inc.	7,304
1,551	Michaels Cos Inc., (2)	31,237
1,103	Modine Manufacturing Company	17,924
390	Monro Muffler Brake, Inc.	18,174
88	Movado Group Inc.	2,165
307	Murphy USA Inc., (2)	23,249
1,719	National CineMedia, Inc.	12,291
1,180	New York Times, Class A	22,420
364	Nutri System Inc.	20,293
20      NUVEEN

Shares	Description (1)	Value
	Consumer Discretionary (continued)
3,852	Office Depot, Inc.	$22,611
98	Oxford Industries Inc.	6,187
616	PICO Holdings, Inc., (2)	10,010
1,333	Planet Fitness Inc., (2)	30,206
198	Pool Corporation	21,408
158	Red Robin Gourmet Burgers, Inc., (2)	9,448
2,348	Regal Entertainment Group, Class A	44,659
1,163	Rent-A-Center Inc.	15,375
1,571	Sally Beauty Holdings Inc., (2)	31,781
333	Scholastic Corporation	13,796
351	Select Comfort Corporation, (2)	11,867
770	Service Corporation International	26,742
1,129	ServiceMaster Global Holdings Inc., (2)	49,631
226	Shake Shack Inc., Class A Shares, (2)	7,460
283	Shutterfly, Inc., (2)	13,878
850	Six Flags Entertainment Corporation	48,339
291	Sotheby's Holdings Inc.	16,468
401	Steven Madden Limited, (2)	16,441
744	Tailored Brands, Inc.	9,330
1,653	TEGNA, Inc.	14,827
518	Tempur Sealy International, Inc., (2)	29,873
935	Tenneco Inc.	51,705
3,936	The Wendy's Company	60,772
359	Tile Shop Holdings Inc.	5,241
1,135	Tribune Media Company	47,840
289	Vera Bradley Inc., (2)	2,913
737	Visteon Corporation, (2)	82,205
443	Wayfair Inc., Class A Shares, (2)	33,823
599	Williams-Sonoma Inc.	27,812
1,046	Wolverine World Wide Inc.	29,497
196	Zumiez, Inc., (2)	2,489
	Total Consumer Discretionary	2,156,318
	Consumer Staples – 4.2%
966	Amplify Snack Brands, Inc., (2)	10,104
138	Andersons, Inc.	4,754
6,577	Avon Products, Inc.	23,940
1,997	Blue Buffalo Pet Products, Inc., (2)	44,673
304	Casey's General Stores, Inc.	32,452
3,247	Darling International Inc., (2)	52,829
2,370	Dean Foods Company	35,550
1,047	Energizer Holdings, Inc.	48,235
268	Farmer Brothers Company	8,348
NUVEEN      21

NuShares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
935	Fresh Del Monte Produce Inc.	$48,124
564	Freshpet, Inc., (2)	9,616
1,494	Hain Celestial Group Inc., (2)	66,797
885	Herbalife, Limited	58,861
93	Ingles Markets, Inc.	2,744
1,764	Lamb Weston Holding, Inc.	77,581
113	Medifast, Inc.	4,824
139	Natural Health Trends Corporation	3,424
546	Omega Protein Corporation	8,736
832	Performance Food Group Company, (2)	23,962
184	PriceSmart, Inc.	15,502
182	Seneca Foods Corporation, (2)	5,223
518	Smart & Final Stores, Inc., (2)	4,455
213	SpartanNash Co	5,909
1,339	Sprouts Farmers Market Inc., (2)	32,230
254	The Chef's Warehouse Inc., (2)	3,683
1,080	Treehouse Foods Inc., (2)	91,616
577	United Natural Foods Inc., (2)	22,232
590	US Foods Holding Corporation, (2)	16,608
143	Weis Markets Inc.	6,765
	Total Consumer Staples	769,777
	Energy – 3.0%
1,794	Archrock Inc.	19,644
2,152	Atwood Oceanics Inc.	16,915
611	Carbo Ceramics Inc.	4,320
3,252	Clean Energy Fuels Corporation, (2)	8,520
2,054	Delek US Holdings Inc.	53,630
1,074	Dril-Quip Inc., (2)	47,900
1,819	Enlink Midstream LLC	31,923
916	Exterran Corp, (2)	25,364
4,526	Fairmount Santrol Holdings Inc., (2)	13,216
1,902	Forum Energy Technologies Incorporated, (2)	25,201
1,557	Franks International NV	12,612
1,026	Green Plains Renewable Energy, Inc.	20,264
4,027	Helix Energy Solutions Group, (2)	26,337
743	Matrix Service Company, (2)	7,690
6,863	McDermott International Inc., (2)	46,463
374	Natural Gas Services Group, (2)	9,331
2,404	Newpark Resources Inc., (2)	20,073
2,774	Oceaneering International Inc.	71,153
1,457	Oil States International Inc., (2)	36,206
4,364	Parker Drilling Company, (2)	5,237
22      NUVEEN

Shares	Description (1)	Value
	Energy (continued)
981	Renewable Energy Group Inc., (2)	$12,263
378	RigNet, Inc., (2)	7,163
465	SeaCor Smit Inc., (2)	15,852
3,585	TETRA Technologies, (2)	10,074
	Total Energy	547,351
	Financials – 15.3%
528	Ameris Bancorp	24,182
2,874	Apollo Commercial Real Estate Finance, Inc.	51,818
1,700	Aspen Insurance Holdings Limited	82,960
1,947	Associated Banc-Corp	46,631
36	BancFirst Corporation	3,843
682	Bancorp, Inc., (2)	5,286
821	BancorpSouth Inc.	24,671
279	Bank of Hawaii Corporation	23,344
1,010	Bank of the Ozarks, Inc.	43,581
1,370	BankUnited Inc.	47,155
228	Banner Corporation	13,172
326	Beneficial Bancorp, Inc.	5,086
68	Berkshire Hills Bancorp, Inc.	2,526
216	BOK Financial Corporation	18,375
170	Capital Bank Financial Corporation, Class A Shares	6,460
2,551	Capstead Mortgage Corporation	24,949
626	Chemical Financial Corporation	30,167
3,574	Chimera Investments Corporation	67,263
44	City Holding Company	2,888
420	Cohen & Steers Inc.	16,968
500	Columbia Banking Systems Inc.	19,920
463	Commerce Bancshares Inc.	26,873
401	Community Bank System Inc.	22,015
488	Crawford & Co	3,626
583	Cullen/Frost Bankers, Inc.	52,925
193	Customers Bancorp Inc., (2)	5,761
449	CVB Financial	9,671
549	Donnelley Financial Solutions, Inc., (2)	12,737
908	Employers Holdings, Inc.	39,362
3,154	F.N.B. Corporation PA	43,210
484	FactSet Research Systems Inc.	80,934
262	FCB Financial Holdings, Inc., Class A Shares, (2)	12,353
84	Federal Agricultural Mortgage Corporation	5,759
3,122	First American Corporation	151,136
718	First Financial Bancorp	18,381
645	First Financial Bankshares, Inc.	27,896
NUVEEN      23

NuShares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Financials (continued)
88	First Hawaiian, Inc.	$2,596
234	First Merchants Corporation	9,463
74	First of Long Island Corporation	2,068
215	Flagstar Bancorp Inc., (2)	7,000
1,774	Fulton Financial Corporation	32,375
14,127	Genworth Financial Inc., Class A, (2)	48,456
602	Glacier Bancorp, Inc.	21,022
684	Great Western Bancorp Inc.	26,683
808	Green Dot Corporation, Class A Shares, (2)	32,514
1,216	Hancock Holding Company	55,936
282	Hanmi Financial Corporation	8,079
83	Heartland Financial USA, Inc.	3,909
393	HomeStreet Inc.	10,316
222	Independent Bank Corporation	15,840
701	International Bancshares Corporation	24,815
387	INTL FCStone Inc., (2)	15,143
1,707	Invesco Mortgage Capital Inc.	28,387
476	Investment Technology Group	10,505
3,959	Investors Bancorp, Inc.	52,576
405	Kearny Financial Corporation	5,913
2,928	Ladenburg Thalmann Financial Services Inc., (2)	6,676
56	Lakeland Financial Corporation	2,576
630	LegacyTexas Financial Group Inc.	24,394
2,053	Legg Mason, Inc.	82,141
275	Live Oak Bancshares Inc.	6,944
1,199	LPL Investments Holdings Inc.	54,866
504	MB Financial, Inc.	20,614
208	Meta Financial Group, Inc.	14,830
3,164	MGIC Investment Corporation, (2)	36,924
526	Morningstar, Inc.	43,432
97	National Bank Holdings Corporation	3,311
86	NBT Bancorp, Inc.	3,108
499	Newstar Financial, Inc.	5,459
909	NMI Holdings Inc., Class A Shares, (2)	10,726
674	OceanFirst Financial Corporation	18,252
952	Old National Bancorp	15,518
1,088	On Deck Capital, Inc., (2)	4,678
126	Opus Bank	2,999
1,159	Pacwest Bancorp	55,655
93	Park National Corporation	9,186
205	Park Sterling Bank Inc.	2,382
726	Pinnacle Financial Partners, Inc.	46,391
24      NUVEEN

Shares	Description (1)	Value
	Financials (continued)
953	PRA Group Inc., (2)	$37,358
627	Prosperity Bancshares, Inc.	40,191
1,383	Redwood Trust Inc.	23,884
108	S&T Bancorp, Inc.	4,091
59	Sandy Spring Bancorp, Inc.	2,362
560	ServisFirst Bancshares Inc.	20,350
238	Simmons First National Corporation	12,983
143	South State Corporation	11,976
3,670	Starwood Property Trust Inc.	80,887
921	Synovus Financial Corp	40,045
586	Texas Capital BancShares, Inc., (2)	45,913
136	TFS Financial Corporation	2,173
210	Tristate Capital Holdings Inc., (2)	4,830
928	Trustmark Corporation	29,659
461	UMB Financial Corporation	32,113
2,251	Umpqua Holdings Corporation	41,734
154	Union Bankshares Corporation	4,757
1,020	United Bankshares, Inc.	35,190
500	United Community Banks, Inc.	13,880
961	Universal Insurance Holdings Inc.	22,920
3,623	Valley National Bancorp	43,041
921	Washington Federal Inc.	30,807
1,236	Webster Financial Corporation	64,185
390	WesBanco, Inc.	14,910
158	Westamerica Bancorp	8,646
674	Western Alliance Bancorporation, (2)	33,956
130	White Mountain Insurance Group	112,398
493	Wintrust Financial Corporation	37,128
110	WSFS Financial Corporation	4,967
	Total Financials	2,815,876
	Health Care – 11.8%
282	Abaxis, Inc.	13,254
417	Abiomed, Inc., (2)	61,754
1,020	Acadia Healthcare Company Inc., (2)	53,989
1,130	Acadia Pharmaceuticals, Inc., (2)	33,640
563	Acceleron Pharma Inc., (2)	18,100
2,179	Accuray, Inc., (2)	9,261
486	Aclaris Therapeutics Inc., (2)	13,997
487	Acorda Therapeutics, Inc., (2)	10,544
741	Aduro Biotech, Inc., (2)	9,522
627	Advaxis Inc., (2)	4,057
475	Agios Pharmaceutical Inc., (2)	26,571
NUVEEN      25

NuShares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
1,049	Akorn, Inc., (2)	$35,267
464	Albany Molecular Research Inc., (2)	10,087
725	Alder Biopharmaceuticals Inc., (2)	7,794
2,425	Allscripts Healthcare Solutions Inc., (2)	29,852
389	Amedisys, Inc., (2)	18,423
298	American Renal Associates Holdings, Inc., (2)	5,096
2,212	Amicus Therapeutics, Inc., (2)	28,645
597	AMN Healthcare Services Inc., (2)	22,029
139	AngioDynamics, Inc., (2)	2,259
391	Atara Biotherapeutics Inc., (2)	5,963
401	AthenaHealth Inc., (2)	55,466
270	AtriCure, Inc., (2)	6,542
210	AveXis, Incorporated, (2)	19,456
684	Bellicum Pharmaceuticals, Inc., (2)	7,237
1,593	BioCryst Pharmaceuticals, Inc., (2)	8,140
465	BioTelemetry Inc., (2)	15,903
809	Bioverativ, Inc., (2)	50,134
444	Bluebird Bio Inc., (2)	41,847
1,937	Brookdale Senior Living Inc., (2)	27,505
1,054	Bruker Biosciences Corporation	30,229
367	Cambrex Corporation, (2)	22,387
345	Capital Senior Living Corporation, (2)	4,761
570	Cardiovascular Systems, Inc., (2)	17,983
1,049	Catalent, Inc., (2)	36,400
1,777	Celldex Therapeutics, Inc., (2)	4,069
1,319	Cempra Inc., (2)	5,276
2,859	Cerus Corporation, (2)	6,461
84	Chemed Corporation	16,590
912	Chimerix Inc., (2)	4,533
199	Civitas Solutions Inc., (2)	3,552
562	Coherus Biosciences Inc., (2)	7,334
529	Collegium Pharmaceutical Inc., (2)	6,332
88	Computer Programs and Systems, Inc.	2,697
44	Corvel Corporation, (2)	2,092
248	Cross Country Healthcare, Inc., (2)	2,916
1,375	DepoMed, Inc., (2)	14,176
868	Diplomat Pharmacy, Inc., (2)	13,775
164	Eagle Pharmaceuticals Inc., (2)	8,061
1,902	Endologix, Inc., (2)	9,301
151	Ensign Group Inc.	3,378
263	Esperion Therapeutics Inc., (2)	11,911
991	FibroGen, Inc., (2)	33,843
26      NUVEEN

Shares	Description (1)	Value
	Health Care (continued)
361	Flexion Therapeutics Inc., (2)	$8,231
1,007	Genmark Diagnostics Inc., (2)	11,913
529	Global Blood Therapeutics Inc., (2)	13,807
979	Globus Medical Inc., Class A, (2)	30,104
479	Greatbatch, Inc., (2)	21,938
499	Haemonetics Corporation, (2)	20,524
1,934	Halozyme Therapeutics, Inc., (2)	24,523
793	HealthSouth Corporation	33,750
935	HMS Holdings Corporation, (2)	18,775
1,082	Insmed Incorporated, (2)	17,496
336	Intellia Therapeutics, Inc., (2)	5,658
533	Intersect ENT, Inc., (2)	14,604
883	Intra-Cellular Therapies Inc., (2)	10,216
743	Iovance Biotherapeutics, Inc., (2)	4,347
602	Karyopharm Therapeutics Inc., (2)	5,081
1,670	Kindred Healthcare Inc.	14,946
44	Landauer Inc.	2,396
195	LHC Group, Inc., (2)	11,291
589	Lifepoint Health Inc., (2)	34,987
225	Ligand Pharmaceuticals, Inc., (2)	27,205
225	Livanova PLC	13,712
331	Loxo Oncology Inc., (2)	23,935
126	Luminex Corporation	2,574
141	Magellan Health Services, Inc., (2)	10,512
448	Medidata Solutions, Inc., (2)	34,411
170	Meridian Bioscience, Inc.	2,304
586	Merit Medical Systems, Inc., (2)	24,026
3,316	Merrimack Pharmaceuticals, Incorporated, (2)	4,410
1,481	MiMedx Group Inc., (2)	22,156
550	Minerva Neurosciences, Inc., (2)	3,658
430	MyoKardia Inc., (2)	6,687
303	Natera, Inc., (2)	2,445
167	National Research Corporation	4,910
1,891	Nektar Therapeutics, (2)	41,281
434	NeoGenomics Inc., (2)	4,101
2,999	Opko Health Inc., (2)	19,344
767	OraSure Technologies, Inc., (2)	13,453
1,557	Organovo Holdings Inc., (2)	3,643
332	Owens and Minor Inc.	10,700
463	Paratek Pharmaceuticals, Inc, (2)	9,005
430	Parexel International Corporation, (2)	37,634
350	Penumbra Inc., (2)	28,577
NUVEEN      27

NuShares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
542	Perkinelmer Inc.	$35,680
235	Pharmerica Corporation, (2)	5,910
485	Premier Inc., Class A, (2)	16,926
612	Prestige Brands Holdings Inc., (2)	32,822
1,610	Progenics Pharmaceuticals, Inc., (2)	9,708
464	Prothena Corporation PLC	28,657
517	PTC Therapeutics Inc., (2)	10,661
380	Quidel Corporation, (2)	12,156
350	Repligen Corporation, (2)	14,095
462	Revance Therapeutics Inc., (2)	10,511
630	Sarepta Therapeutics Inc., (2)	24,305
1,328	Select Medical Corporation	21,514
362	Spark Therapeutics, Inc., (2)	25,702
995	Spectranetics Corporation, (2)	38,307
373	Steris PLC	30,530
561	Sucampo Pharmaceuticals, Inc., (2)	6,087
921	Supernus Pharmaceuticals Incorporated, (2)	37,254
520	Surgery Partners Inc., (2)	10,322
814	Teladoc, Inc., (2)	26,699
891	Teligent, Inc., (2)	7,021
870	Theravance Biopharma Inc.	27,953
391	Tivity Health Inc., (2)	15,503
476	Ultragenyx Pharmaceutical Inc., (2)	31,568
73	US Physical Therapy, Inc.	4,606
591	Varex Imaging Corporation, (2)	18,232
404	Versartis Inc., (2)	7,474
642	Vocera Communications Incorporated, (2)	17,507
731	VWR Corporation, (2)	24,123
444	West Pharmaceutical Services Inc.	39,383
2,230	ZIOPHARM Oncology, Inc., (2)	12,332
	Total Health Care	2,179,209
	Industrials – 16.4%
770	Aaon, Inc.	26,026
710	ABM Industries Inc.	31,680
811	Acco Brands Corporation, (2)	9,448
872	Actuant Corporation	21,102
942	Advanced Drainage Systems, Inc.	19,358
289	Aegion Corporation, (2)	6,919
1,999	Allison Transmission Holdings Inc.	75,562
695	ArcBest Corporation	19,321
378	Argan, Inc.	24,362
156	Armstrong Flooring, Inc., (2)	2,708
28      NUVEEN

Shares	Description (1)	Value
	Industrials (continued)
644	Armstrong World Industries Inc., (2)	$31,266
480	Astronics Corporation, (2)	14,040
2,104	Avis Budget Group Inc., (2)	64,761
1,104	Axon Enterprise, Inc., (2)	27,147
488	Babcock & Wilcox Enterprises, Inc., (2)	5,124
936	Barnes Group Inc.	56,329
711	Beacon Roofing Supply Company, (2)	32,656
480	Brady Corporation	15,936
527	Briggs & Stratton Corporation	12,342
2,030	Builders FirstSource, Inc., (2)	31,810
614	Carlisle Companies Inc.	59,920
591	Chart Industries, Inc., (2)	20,094
939	Chicago Bridge & Iron Company N.V.	17,597
576	Clean Harbors, Inc., (2)	32,717
418	Comfort Systems USA Inc.	13,919
1,455	Copart Inc., (2)	45,818
279	Cubic Corporation	13,294
639	Curtiss Wright Corporation	61,612
1,019	DigitalGlobe Inc., (2)	35,563
1,456	Donaldson Company, Inc.	69,145
429	Douglas Dynamics Inc.	13,642
729	Echo Global Logistics, Inc., (2)	9,951
793	Emcor Group Inc.	53,528
499	EnerSys	36,063
437	ESCO Technologies Inc.	26,963
323	Essendant Inc.	4,031
373	Esterline Technologies Corporation, (2)	35,995
66	Exponent, Inc.	4,303
841	Franklin Electric Company, Inc.	33,976
813	Generac Holdings Inc., (2)	29,244
1,521	Genesee & Wyoming Inc., (2)	99,108
605	Granite Construction Inc.	29,657
518	Healthcare Services Group, Inc.	27,066
570	Herc Holdings, Inc., (2)	25,867
1,417	Hertz Global Holdings, Inc., (2)	19,370
920	Hexcel Corporation	47,076
895	Hillenbrand Inc.	32,220
700	HNI Corporation	26,425
952	Hub Group, Inc., (2)	32,416
443	Hubbell Inc.	52,624
68	Huron Consulting Group, Inc., (2)	2,414
107	Hyster-Yale Materials Handling Inc.	7,582
NUVEEN      29

NuShares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
98	ICF International, Inc., (2)	$4,435
335	Insperity Inc.	25,293
514	Interface, Inc.	9,740
661	ITT, Inc.	27,101
56	Kaman Corporation	2,863
1,032	KAR Auction Services Inc.	43,385
84	Kelly Services, Inc.	1,871
1,610	Kennametal Inc.	59,409
953	Keyw Holding Corporation, (2)	8,415
121	KForce Inc.	2,263
433	Knoll Inc.	8,383
3,768	Manitowoc Company Inc.	21,515
409	Matthews International Corporation	26,810
125	McGrath Rentcorp	4,441
908	Mercury Computer Systems Inc., (2)	39,870
1,696	Meritor Inc., (2)	29,307
532	Miller (Herman) Inc.	17,915
527	Mobile Mini, Inc.	16,232
198	MYR Group Inc., (2)	6,298
127	Navigant Consulting Inc., (2)	2,150
1,152	Navistar International Corporation, (2)	35,447
542	On Assignment, Inc., (2)	26,694
1,006	Oshkosh Truck Corporation	69,273
1,551	Pitney Bowes Inc.	24,413
5,335	Plug Power Inc., (2)	12,057
359	Proto Labs Incorporated, (2)	26,530
2,571	Quanta Services Incorporated, (2)	86,720
1,693	R.R. Donnelley & Sons Company	20,926
519	Raven Industries, Inc.	17,854
588	Regal-Beloit Corporation	49,010
1,508	Ryder System, Inc.	109,722
157	SP Plus Corporation, (2)	5,134
1,119	Spirit AeroSystems Holdings Inc.	67,621
1,032	Steelcase Inc	14,087
418	Team, Inc., (2)	5,998
460	Teledyne Technologies Inc., (2)	62,716
328	Tennant Company	24,780
785	Tetra Tech, Inc.	37,248
487	The Advisory Board Company, (2)	27,369
1,230	Toro Company	87,441
633	TriMas Corporation, (2)	15,414
671	TriNet Group Inc., (2)	23,485
30      NUVEEN

Shares	Description (1)	Value
	Industrials (continued)
309	TrueBlue Inc., (2)	$7,895
308	Valmont Industries, Inc.	47,032
326	Veritiv Corporation, (2)	12,111
107	Viad Corporation	5,730
797	Wabash National Corporation	15,207
451	WageWorks, Incorporated, (2)	29,405
1,580	Welbilt Incorporation, (2)	30,794
1,090	Wesco Aircraft Holdings Inc., (2)	11,827
695	WESCO International Inc., (2)	35,619
667	West Corporation	15,588
793	Woodward Governor Company	55,462
928	YRC Worldwide Inc., (2)	12,333
	Total Industrials	3,033,735
	Information Technology – 16.0%
806	2U Inc., (2)	41,710
1,123	ACI Worldwide, Inc., (2)	26,020
167	Actua Corporation, (2)	2,255
851	Angie's List, (2)	10,195
283	Anixter International Inc., (2)	22,286
1,178	Arris International PLC, (2)	32,937
73	Badger Meter Inc.	3,303
268	Belden Inc.	19,280
445	Benchmark Electronics Inc., (2)	14,974
418	BenefitFocus Inc., (2)	14,944
793	Black Knight Financial Services, Inc., Class A Shares, (2)	33,703
720	Blackbaud, Inc.	66,485
2,012	Booz Allen Hamilton Holding	69,012
616	Brightcove Inc., (2)	4,127
1,934	Brooks Automation Inc.	47,499
115	CalAmp Corporation, (2)	2,197
324	Calix Inc., (2)	2,219
1,163	Callidus Software, Inc., (2)	28,261
123	Cass Information Systems, Inc.	8,113
295	ChannelAdvisor Corporation, (2)	3,098
1,080	Ciena Corporation, (2)	27,810
345	Cimpress NV	30,443
858	Cirrus Logic Inc., (2)	52,716
683	Cognex Corporation	64,926
201	Coherent Inc., (2)	53,265
2,067	Conduent, Inc., (2)	34,126
849	Convergys Corporation	20,351
345	Cray, Inc., (2)	7,107
NUVEEN      31

NuShares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
1,131	Cree, Inc., (2)	$29,304
326	CSG Systems International Inc.	13,480
1,019	Diebold Inc.	23,845
169	Dolby Laboratories, Inc.	8,746
2,666	Entegris Inc., (2)	69,583
30	ePlus, Inc., (2)	2,427
73	Exlservice Holdings, Inc., (2)	4,201
462	Fabrinet	20,795
235	Fair Isaac Corporation	33,499
1,270	Finisar Corporation, (2)	34,569
980	First Solar Inc., (2)	48,324
2,272	Fitbit, Inc., Class A Shares, (2)	11,724
1,076	Five9, Inc., (2)	23,737
1,048	GoDaddy, Inc., Class A Shares, (2)	45,043
1,509	Gogo Inc., (2)	18,380
2,139	Infinera Corporation, (2)	25,090
196	Insight Enterprises Inc., (2)	7,942
458	Interdigital Inc.	33,365
864	Keysight Technologies, Inc., (2)	35,934
922	Knowles Corporation, (2)	13,968
280	Littelfuse Inc.	50,450
625	LogMeIn Inc.	72,781
668	Lumentum Holdings Inc., (2)	41,817
821	Manhattan Associates Inc., (2)	36,288
569	Maximus Inc.	34,345
573	Mellanox Technologies, Limited	26,902
292	Methode Electronics, Inc.	11,607
787	MINDBODY, Inc., Class A Shares, (2)	20,423
879	MobileIron, Inc., (2)	3,977
56	MTS Systems Corporation	2,951
647	Nanometrics Inc., (2)	17,243
311	National Instruments Corporation	12,795
336	Netgear, Inc., (2)	16,094
746	NetScout Systems, Inc., (2)	25,737
729	New Relic, Inc., (2)	34,234
114	Novanta, Inc., (2)	4,207
111	NVE Corporation	8,756
2,072	Oclaro Inc., (2)	20,264
5,450	ON Semiconductor Corporation, (2)	81,477
170	OSI Systems Inc., (2)	13,595
1,479	Parametric Technology Corporation, (2)	81,626
502	Paylocity Holding Corporation, (2)	22,826
32      NUVEEN

Shares	Description (1)	Value
	Information Technology (continued)
135	Plantronics Inc.	$6,099
136	Plexus Corporation, (2)	7,291
696	Power Integrations Inc.	49,172
550	Qualys Incorporated, (2)	22,083
1,174	Quotient Technology Inc., (2)	13,618
2,342	Rambus Inc., (2)	30,188
359	Rapid7 Inc., (2)	5,453
1,033	RingCentral Inc., Class A, (2)	35,948
158	Rogers Corporation, (2)	18,639
774	Sanmina-SCI Corporation, (2)	27,748
740	Science Applications International Corporation	52,103
939	ServiceSource International Inc., (2)	3,568
868	Silicon Laboratories Inc., (2)	65,187
325	Silver Springs Networks Inc., (2)	3,676
547	SolarEdge Technologies, Inc., (2)	12,554
268	Sonus Networks, Inc., (2)	1,830
2,230	Square Inc., (2)	58,760
95	Sykes Enterprises Inc., (2)	3,230
260	SYNNEX Corporation	30,919
729	Tableau Software Inc., Class A, (2)	46,984
1,316	Take-Two Interactive Software, Inc., (2)	104,596
208	Tech Data Corporation, (2)	21,299
60	TeleTech Holdings, Inc.	2,508
1,314	Teradata Corporation, (2)	41,811
1,229	TiVo, Inc.	24,088
1,231	Travelport Worldwide Limited	17,603
1,271	TTM Technologies, Inc., (2)	22,090
866	Twilio, Inc., (2)	25,261
401	Universal Display Corporation	48,361
234	Vasco Data Security International, Inc., (2)	3,159
627	VeriFone Holdings Inc., (2)	12,233
477	Verint Systems Inc., (2)	18,913
1,453	Versum Materials, Inc.	51,233
515	Virtusa Corporation, (2)	17,072
1,031	Vishay Intertechnology Inc.	18,403
510	WEX, Inc., (2)	55,427
473	Zebra Technologies Corporation, Class A, (2)	48,114
1,401	Zendesk Inc., (2)	41,077
	Total Information Technology	2,956,011
	Materials – 6.1%
354	AptarGroup Inc.	28,649
630	Balchem Corporation	48,888
NUVEEN      33

NuShares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Materials (continued)
632	Bemis Company, Inc.	$26,778
1,355	Berry Plastics Corporation, (2)	75,988
449	Boise Cascade Company, (2)	13,627
59	Clearwater Paper Corporation, (2)	2,900
543	Compass Minerals International, Inc.	37,494
1,689	Ferro Corporation	32,496
1,200	Flotek Industries Inc., (2)	10,104
1,332	GCP Applied Technologies, Inc., (2)	40,360
448	Glatfelter	9,171
100	Greif , Inc, Class B Shares	5,990
698	Greif Inc.	39,151
1,091	H.B. Fuller Company	56,208
124	Hawkins Inc.	5,574
1,410	KapStone Paper and Packaging Corp	32,233
1,119	Louisiana-Pacific Corporation, (2)	28,098
532	Materion Corporation	20,455
270	Mercer International Inc.	2,970
741	Minerals Technologies Inc.	52,463
129	Myers Industries, Inc.	2,193
66	Neenah Paper, Inc.	5,273
1,147	OMNOVA Solutions Inc., (2)	10,782
1,614	PolyOne Corporation	59,040
1,065	Reliance Steel & Aluminum Company	77,063
858	Royal Gold, Inc.	74,354
727	Schnitzer Steel Industries, Inc.	18,757
1,018	Scotts Miracle Gro Company	97,718
752	Sensient Technologies Corporation	55,919
793	Sonoco Products Company	38,445
544	Stepan Company	44,700
895	Trinseo SA	62,919
	Total Materials	1,116,760
	Real Estate – 10.5%
125	Alexander & Baldwin Inc.	5,241
294	Altisource Portfolio Solutions SA	7,670
1,534	American Campus Communities Inc.	73,540
450	Apple Hospitality REIT, Inc.	8,307
2,602	Brandywine Realty Trust	43,740
979	Care Capital Properties, Inc.	23,711
3,910	CBL & Associates Properties Inc.	34,369
191	Chesapeake Lodging Trust	4,819
1,340	Columbia Property Trust Inc.	29,145
587	Coresite Realty Corporation	63,736
34      NUVEEN

Shares	Description (1)	Value
	Real Estate (continued)
1,370	Corporate Office Properties	$45,607
1,348	CyrusOne Inc.	80,489
1,971	DiamondRock Hospitality Company	23,021
1,259	Douglas Emmett Inc.	48,169
1,230	Dupont Fabros Technology Inc.	76,666
158	Easterly Government Properties, Inc.	3,158
1,284	Education Realty Trust Inc.	48,214
1,010	Empire State Realty Trust Inc.	21,099
898	Equity Lifestyles Properties Inc.	78,395
2,949	FelCor Lodging Trust Inc.	21,764
1,568	First Industrial Realty Trust, Inc.	47,855
361	First Potomac Realty Trust	4,018
1,261	Forest City Realty Trust Inc.	30,743
702	Four Corners Property Trust, Inc.	17,817
2,075	Franklin Street Properties Corporation	21,933
213	Global Net Lease, Inc.	4,686
2,109	Gramercy Property Trust	63,734
2,141	Healthcare Realty Trust, Inc.	71,295
98	HFF Inc., Class A Shares, (2)	3,599
920	Highwoods Properties, Inc.	47,398
1,328	Hospitality Properties Trust	38,592
186	Howard Hughes Corporation, (2)	23,401
289	iStar Inc., (2)	3,454
2,156	Kennedy-Wilson Holdings Inc.	43,336
662	Kilroy Realty Corporation	45,949
2,300	Kite Realty Group Trust	47,219
686	MGM Growth Properties LLC	20,532
279	Northstar Realty Europe Corporation	3,602
1,360	Paramount Group Inc.	22,263
690	Park Hotels & Resorts, Inc.	18,582
340	Parkway, Inc.	7,823
828	Piedmont Office Realty Trust	17,396
575	Potlatch Corporation	27,514
741	QTS Realty Trust Inc., Class A Shares	39,621
1,138	Realogy Holdings Corporation	37,782
1,286	Rexford Industrial Realty Inc.	36,677
1,261	RLJ Lodging Trust	26,683
1,164	Sabra Health Care Real Estate Investment Trust Inc.	27,005
53	Saul Centers Inc.	3,136
1,427	Select Income REIT	33,492
3,229	Senior Housing Properties Trust	62,804
304	Seritage Growth Properties	14,218
NUVEEN      35

NuShares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
129	St Joe Company, (2)	$2,328
648	Summit Hotel Properties Inc.	11,619
957	Sun Communities Inc.	85,183
1,626	Sunstone Hotel Investors Inc.	26,471
152	The RMR Group Inc.	7,425
645	Tier REIT, Inc.	11,920
1,878	Uniti Group, Inc.	48,077
515	Washington Real Estate Investment Trust	17,216
1,719	Weingarten Realty Trust	55,799
980	Xenia Hotels & Resorts Inc.	19,914
	Total Real Estate	1,940,971
	Telecommunication Services – 0.9%
728	Boingo Wireless Inc., (2)	10,796
982	Cincinnati Bell Inc., (2)	18,314
1,038	Cogent Communications Group, Inc.	43,337
1,602	Consolidated Communications Holdings, Inc.	28,836
6,696	Globalstar, Inc., (2)	12,388
235	IDT Corporation	3,480
1,764	Iridium Communications Inc., (2)	17,552
374	Orbcomm, Inc., (2)	4,342
797	Shenandoah Telecommunications Company	24,508
1,843	Vonage Holdings Corporation, (2)	12,182
	Total Telecommunication Services	175,735
	Utilities – 4.0%
770	8point3 Energy Partners LP	11,358
3,638	Aqua America Inc.	121,437
317	Chesapeake Utilities Corporation	24,488
2,095	New Jersey Resources Corporation	88,304
991	NextEra Energy Partners LP	40,849
1,124	One Gas Inc.	81,805
1,020	Ormat Technologies Inc.	60,486
1,734	Pattern Energy Group Inc.	43,523
740	Southwest Gas Holdings, Inc.	59,274
1,240	Spire, Inc.	90,024
2,082	TerraForm Global Inc., Class A Shares	10,618
1,510	TerraForm Power, Inc.	20,234
1,010	WGL Holdings Inc.	86,577
	Total Utilities	738,977
	Total Long-Term Investments (cost $17,859,841)	18,430,720
	Other Assets Less Liabilities – 0.1%	17,470
	Net Assets – 100%	$ 18,448,190
36      NUVEEN

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$18,430,720	$ —	$ —	$18,430,720
Income Tax Information
The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.
As of July 31, 2017, the cost of investments was $17,859,841.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$1,241,118
Depreciation	(670,239)
Net unrealized appreciation (depreciation) of investments	$ 570,879
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust
NUVEEN      37

NuShares ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Consumer Discretionary – 11.3%
28	Accor SA	$1,296
114	Adidas-Salomon AG	25,940
2,072	Barratt Developments PLC	16,813
929	Bayerische Motoren Werke AG	85,115
394	Bayerische Motoren Werke AG	31,286
263	Benesse Holdings Inc.	10,056
92	British Sky Broadcasting PLC, (2)	1,170
581	Cie Financierre Richemont	49,468
1,963	Daimler AG	137,219
649	Denso Corporation	31,165
192	Eutelsat Communications	5,182
127	Fast Retailing Company Limited	38,067
443	Hennes & Mauritz AB	11,528
5,683	Honda Motor Company Limited	159,851
773	Industria de Diseno Textil SA	30,613
126	Kering	43,898
5,275	Kingfisher plc	20,474
4,013	Marks and Spencer Group PLC	17,046
5,342	Matsushita Electric Industrial Co., Ltd	73,534
139	Next PLC	7,238
24	Nokian Renkaat OYJ	976
162	Oriental Land Company Limited	11,720
4,957	Pearson PLC	42,968
617	Persimmon PLC	20,368
1,461	Sekisui House, Ltd.	25,275
815	SES SA	19,098
9,061	Shangri-La Asia Ltd	14,734
1,693	Sony Corporation	69,562
3,044	TUI AG	47,796
1,934	Vivendi Universal S.A	44,623
596	Whitbread PLC	30,235
1,009	WPP Group PLC	20,565
692	Yamada Denki Co Ltd	3,689
	Total Consumer Discretionary	1,148,568
	Consumer Staples – 11.7%
3,612	Aeon Corporation, Limited	54,346
38      NUVEEN

Shares	Description (1)	Value
	Consumer Staples (continued)
2,596	Ajinomoto Co Inc.	$52,134
2,378	Associated British Foods PLC	92,922
400	Casino Guichard-Perrachon S.A	24,306
2,028	Coca-Cola Amatil Limited	13,341
1,570	Coca-Cola European Partners PLC	67,998
941	Coca-Cola HBC AG	28,434
1,979	Groupe Danone	147,204
149	Henkel AG and CO KGaA	18,691
6,592	J. Sainsbury PLC	21,275
689	Jeronimo Martins SGPS	13,505
60	Koninklijke Ahold Delhaize NV	1,223
8	L'Oreal	1,652
3,749	Nestle SA	317,452
1,728	Orkla ASA	17,714
1,295	Reckitt and Benckiser	125,808
15,455	Tesco PLC	35,493
2,668	Unilever NV	152,003
	Total Consumer Staples	1,185,501
	Energy – 3.1%
1,904	Caltex Australia Limited	47,335
1,642	Enagas	46,239
503	Koninklijke Vopak NV	23,879
926	Neste Oil OYJ	39,991
2,014	Petrofac Limited	11,869
1,423	Showa Shell Sekiyu K.K	15,467
16,448	Snam Rete Gas S.p.A	77,491
3,413	Tenaris SA	53,880
	Total Energy	316,151
	Financials – 21.8%
4,471	3I Group PLC	55,171
420	Aberdeen Asset Management PLC	1,824
12,715	Aegon N.V.	71,042
773	Aeon Financial Service Co Ltd	16,797
659	Allianz AG ORD Shares	139,853
352	Amp Limited	1,515
5,062	Australia and New Zealand Banking Group Limited	119,742
3,252	AXA	95,699
7,839	Banco Bilbao Vizcaya Argentaria S.A	70,712
29,040	Banco Santander SA	197,691
6,643	Bank Hapoalim BM	46,036
3,369	Bank Leumi le-Israel B.M	16,193
NUVEEN      39

NuShares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Financials (continued)
14,893	BOC Hong Kong Holdings Limited	$73,319
3,440	CaixaBank SA, (2)	17,910
2,798	CGNU PLC	19,882
552	CNP Assurances	13,277
2,578	Commerzbank AG, (2)	33,677
743	Commonwealth Bank of Australia	49,666
3,781	DnB NOR ASA	73,980
654	EXOR NV	39,016
5,257	Hong Kong Exchanges and Clearing Limited	149,966
8,625	IntesaSanpaolo SpA	29,612
1,853	Investec PLC	14,071
1,099	KBC Group NV	90,701
3,238	Mitsubishi UFJ Lease & Finance Company Limited	17,231
2,171	Mitsui Sumitomo Insurance Company Limited	76,077
8	Muenchenener Rueckver AG	1,712
3,888	National Australia Bank Limited	92,964
4,601	Natixis SA	33,323
8,259	Nordea Bank AB	104,041
692	Old Mutual PLC	1,793
1,091	Prudential Corporation PLC	26,580
3,511	Resona Holdings, Inc.	18,061
137	Sompo Japan Nipponkoa Holdings Inc.	5,371
9,016	Standard Chartered PLC	100,641
1,412	Sumitomo Mitsui Trust Holdings	51,806
479	Swiss Re AG	46,294
1,256	T&D Holdings Inc.	18,551
1,757	Tokio Marine Holdings Inc.	73,861
8	Wendel SA	1,200
4,008	Westpac Banking Corporation	101,817
4	Zurich Financial Services AG	1,222
	Total Financials	2,209,897
	Health Care – 9.4%
2,670	Al Noor Hospitals Group PLC	26,048
3,400	Astellas Pharma Inc.	43,325
2,591	AstraZeneca PLC	156,070
31	Coloplast A/S	2,654
356	Eisai Company, Limited	19,070
359	Essilor International SA	45,331
2,543	Healthscope Limited	4,223
1,041	Kyowa Hakko Kirin Company Limited	18,861
20	Merck KGaA	2,189
2,803	Novo Nordisk AS, Class B	119,139
40      NUVEEN

Shares	Description (1)	Value
	Health Care (continued)
1,016	Ramsay Health Care Limited	$57,249
965	Roche Holdings AG, Sponsored ADR	244,938
1,802	Sanofi-Synthelabo, SA	171,494
60	Shionogi & Company Limited	3,202
92	Sonic Healthcare Limited	1,637
388	Suzuken Co Limited	12,940
481	Sysmex Corporation	27,512
	Total Health Care	955,882
	Industrials – 16.1%
4,310	ABB Limited	101,401
244	Abertis Infraestructuras S.A	4,801
192	Adecco Group	14,686
104	Atlas Copco AB, Class A Shares	3,762
318	Atlas Copco AB, Class B Shares	10,284
3,073	Brambles Limited	22,669
4,850	Capita PLC	42,105
2,100	CNH Industrial NV	24,264
2,004	Compagnie de Saint-Gobain	110,788
986	Daikin Industries Limited	104,405
36	Deutsche Post AG	1,392
1,511	East Japan Railway Company	141,535
454	Edenred SA	11,883
230	Eiffage SA	22,195
56	Fraport AG	5,587
152	Hino Motors, Ltd	1,790
5,613	Kawasaki Heavy Industries Limited	17,881
5,389	Komatsu, Ltd	144,583
1,303	Koninklijke Philips Electronics NV	49,743
6,050	Kubota Corporation	105,100
196	Meggitt PLC	1,300
10,648	MTR Corporation	61,555
60	NGK Insulators Ltd	1,207
224	Nippon Express Company Limited	1,429
128	Obayashi Corporation	1,538
528	Randstad Holding NV	31,736
1,874	Reed Elsevier PLC	40,814
1,877	Rexel SA	29,621
1,705	Schneider Electric SE	133,376
1,424	Siemens AG, Sponsored ADR	192,653
3,844	Sydney Airport	20,653
82	Tokyu Corporation	1,204
6,292	Transurban Group	57,315
NUVEEN      41

NuShares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
176	Travis Perkins PLC	$3,522
123	Vesta Wind Systems A/S	11,973
4,771	Volvo AB, Class B Shares	80,922
216	West Japan Railway Company	15,478
32	Wolseley PLC	1,910
	Total Industrials	1,629,060
	Information Technology – 5.6%
211	ASML Lithography Holding NV	31,880
484	Computershare Ltd	5,437
3,526	Ericsson LM, Class B Shares	22,863
7,635	Fujitsu Limited	56,916
2,857	Konica Minolta, Inc.	23,633
1,472	Kyocera Corporation	89,416
353	Murata Manufacturing Company, Limited	54,885
3,290	Nokia Oyj	20,868
32	Nomura Research Institute, Ltd	1,196
32	Omron Corporation	1,596
1,596	SAP SE	168,749
2,379	STMicroelectronics NV	40,474
330	Tokyo Electron Limited	46,516
	Total Information Technology	564,429
	Materials – 8.5%
615	AKZO Nobel NV	55,411
2,854	Antofagasta PLC	35,594
9,098	Asahi Kasei Corporation	104,117
1,997	Boliden AB	62,608
5,062	Boral Limited	27,965
20	Christian Hansen Holding A/S	1,604
874	CRH PLC	30,599
1,163	Evonik Industries AG	39,490
1,042	Fletcher Building Ltd	6,242
1	Givaudan SA	1,995
224	Hitachi Chemical Company, Ltd	6,376
1,590	Hitachi Metals Limited	22,132
1,381	K+S AG	35,812
344	Kaneka Corporation	2,758
204	Koninklijke DSM NV	15,003
1,469	Kuraray Company Limited	28,584
328	Mondi PLC	8,627
427	Nitto Denko Corporation	38,096
1,586	Stora Enso Oyj, Class R Shares	21,130
42      NUVEEN

Shares	Description (1)	Value
	Materials (continued)
11,489	Sumitomo Chemical Company, Limited	$67,377
3,621	Sumitomo Metal Mining Company, Limited	54,678
971	Teijin Limited	19,491
5,625	Toray Industries Inc.	50,755
666	Umicore	53,300
1,109	UPM-Kymmene Corporation	30,086
823	Voestalpine AG	41,588
	Total Materials	861,418
	Real Estate – 3.6%
5,752	British Land Company PLC	46,295
18,869	CapitaLand Limited	51,302
924	City Developments Limited	7,666
455	Deutsche Wohnen Ag	17,963
1,330	Hammerson PLC	10,073
4,500	Hysan Development Company	21,779
6,401	Intu Properties PLC	21,544
3,505	Land Securities Group PLC	47,179
2,966	Mitsubishi Estate Company Limited	53,847
2,547	Mitsui Fudosan Co., Ltd	58,422
212	Nomura Real Estate Holdings, Inc.	4,198
8,368	Swire Properties Limited	28,928
	Total Real Estate	369,196
	Telecommunication Services – 4.9%
7,783	BT Group PLC	32,167
2,846	KDDI Corporation	75,210
2,446	NTT Mobile Communications	56,737
540	Orange S.A	9,053
33,053	Singapore Telecommunications Limited	96,685
13,730	Telstra Corporation Limited	44,942
62,905	Vodafone Group PLC	184,106
	Total Telecommunication Services	498,900
	Utilities – 3.7%
8,050	APA Group	55,398
1,077	Dong Energy A/S	51,719
9,182	Meridian Energy Limited	19,827
11,569	National Grid PLC	142,881
2,655	Suez Environnement Company	47,830
NUVEEN      43

NuShares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Utilities (continued)
5,016	United Utilities PLC	$ 59,350
	Total Utilities	377,005
	Total Long-Term Investments (cost $9,954,454)	10,116,007
	Other Assets Less Liabilities – 0.3%	25,374
	Net Assets – 100%	$ 10,141,381
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$10,116,007	$ —	$ —	$10,116,007
Income Tax Information
The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.
As of July 31, 2017, the cost of investments was $9,954,454.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$ 367,848
Depreciation	(206,295)
Net unrealized appreciation (depreciation) of investments	$ 161,553
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
44      NUVEEN

NuShares ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Consumer Discretionary – 11.4%
265,113	Alibaba Pictures Group Ltd, (2)	$44,807
22,541	Anta Sports Products Ltd	77,348
1,053	Astro Malaysia Holdings Bhd	635
2,572	BEC World PLC, (2)	1,430
48	Bharat Forge Ltd	858
2	Bosch Ltd	755
13,473	BYD Co Ltd	84,011
15	CCC SA	1,014
17,968	Chongqing Changan Automobile Co Ltd, (2)	23,834
108	Cyfrowy Polsat SA	766
57,037	Dongfeng Motor Group Co Ltd	69,889
207	Feng Tay Enterprise Co Ltd	888
307	FF Group, (2)	7,330
96,177	Geely Automobile Holdings Limited	222,397
44,239	Guangzhou Automobile Group Company Limited	95,047
26,443	Haier Electronics Group Co., Ltd	68,222
48	Hankook Tire Company Limited	2,681
96	Hanon Systems	879
13	Hero MotoCorp Limited	741
3,024	Home Product Center PCL	900
28	Hotel Shilla Company Limited	1,626
12	Hyundai Mobis	2,638
73	Imperial Holdings Limited	962
12	LG Electronics Inc.	720
81	Lojas Renner S.A	759
1	LPP SA	1,939
36	Mahindra & Mahindra Ltd	789
6,375	Media Nusantara Citra TBK PT	861
854	Minor International PCL, (2)	1,078
1,079	Naspers Limited	237,860
80	Nien Made Enterprise Co Ltd	976
792	PT Matahari Department Store Tbk	753
509	Robinson PCL, (2)	891
12,835	SACI Falabella	118,340
11,768	Shenzhou International Group Holdings Ltd	78,728
3,891	Surya Citra Media Pt Tbk	689
NUVEEN      45

NuShares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
8,004	Tata Motors Limited, (2)	$32,508
137	Tata Motors Limited	949
80	The Foschini Group Ltd	920
109	Titan Co Ltd	924
1,664	UMW Holdings BHD, (2)	2,266
149	Woolworths Holdings Limited	712
703	Yulon Motor Company	615
	Total Consumer Discretionary	1,192,935
	Consumer Staples – 5.9%
6	Amorepacific Corporation	1,520
8	Amorepacific Corporation	1,269
12	Amorepacific Group	1,303
89	Arca Continental SAB de CV	660
40	Bid Corporation Limited	959
1,316	Cia Brasileira de Distribuicao, (2)	30,531
3	CJ CheilJedang Corporation	992
6,546	Coca-Cola Femsa SAB de CV	55,565
43,804	CP ALL PCL	79,969
174	Dabur India Ltd	838
76	Dongsuh Companies Inc.	2,007
196	Embotelladora Andina SA	891
212	Eurocash SA	2,087
17,495	Fomento Economico Mexicano S.A	175,948
34,591	Grupo Bimbo SAB de CV	86,763
52	Hindustan Unilever Ltd	941
347	Kimberly-Clark de Mexico SAB de CV, Class A Shares	696
2	LG Household & Health Care	1,771
2	LG Household & Health Care	1,140
1	Lotte Chilsung Beverage Co Limited	1,443
10	Lotte Confectionery Co Ltd	1,819
43	M Dias Branco SA, (2)	698
167	Marico Limited	867
93	Massmart Holdings Limited	780
8	Nestle India Ltd	844
2	Ottogi Corporation	1,399
66	Pioneer Foods Group Ltd	701
133	PPB Group Berhad Bhd	524
53	ShopRite Holdings Limited	810
245	Standard Foods Corporation	652
50,163	Sun Art Retail Group Ltd	40,913
56	The Spar Group Limited	701
24	Tiger Brands Limited	727
46      NUVEEN

Shares	Description (1)	Value
	Consumer Staples (continued)
211	Unilever Indonesia Tbk PT	$775
64,664	Uni-President Enterprises Corporation	123,779
	Total Consumer Staples	623,282
	Energy – 5.4%
38,001	China Oilfield Services Ltd	32,405
3,420	Cosan SA Industria e Comercio	39,508
23,545	Energy Absolute PCL, (2)	26,180
12,245	Indian Oil Corp Ltd	69,976
209,215	IRPC PCL, (2)	34,579
948	S-Oil Corporation	98,693
17,090	Thai Oil PCL, (2)	44,039
2,629	Tupras Turkiye Petrol Rafinerileri IS	80,877
5,830	Ultrapar Participacoes S.A	138,054
	Total Energy	564,311
	Financials – 24.7%
359	Abu Dhabi Commercial Bank	709
17,310	Axis Bank Limited	140,447
40	Bajaj Finance Limited	1,063
3,660	Banco Bradesco SA, (2)	35,312
15,777	Banco Bradesco SA, (2)	152,418
8	Banco De Credito E Inversion	482
12,490	Banco do Brasil S.A, (2)	114,708
264	Banco Santander Brasil SA	2,155
8,605	Banco Santander Chile	609
40	Bancolombia SA, (2)	408
947	Bancolombia SA, (2)	10,313
2,869	Bank Central Asia TBK PT	4,027
4,684	Bank Danamon Indonesia TBK PT	2,004
124	Bank Handlowy w Warszawie SA	2,439
13,276	Bank Millennium SA, (2)	28,354
1,613	Bank Negara Indonesia Persero TBK PT	902
1,820	Bank of the Philippine Islands	3,773
86	Bank Pekao SA	3,045
28	Bank Zachodni WBK SA	2,948
129	Barclays Africa Group Limited	1,414
1,544	BDO Unibank, Inc.	3,852
102	BNK Financial Group Inc.	1,030
267	Chailease Holding Co Ltd	768
62,869	China Everbright Bank Co Limited	30,508
76,179	CIMB Group Holdings BHD, (2)	116,541
728	Commercial International Bank Egypt SAE	3,357
NUVEEN      47

NuShares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Financials (continued)
396	Coronation Fund Managers Ltd	$2,051
485	CrediCorp Limited	89,793
236	DGB Financial Group Inc.	2,520
394	Dubai Islamic Bank PJSC	652
696	E.Sun Financial Holding Co Ltd	444
38,471	Firstrand Limited	151,216
85,044	Fubon Financial Holding Co Ltd	132,091
441	Gentera SAB de CV	667
4,906	Grupo de Inversiones Suramericana SA, (2)	68,652
1,592	Grupo de Inversiones Suramericana SA, (2)	21,885
5,408	Grupo Financiero Santander Mexico SAB de CV	11,062
3,934	Hana Financial Group Inc.	179,290
68	Hyundai Marine & Fire Insurance Co Ltd	2,759
25,431	ICICI Bank Limited	120,037
893	IDFC Bank Ltd	830
51	Indiabulls Housing Finance Ltd	936
70	Industrial Bank of Korea	966
15,116	Itau Unibanco Holding SA	180,521
1,039	Itausa-Investimentos Itau S.A	3,075
594	Kasikornbank PCL	3,534
644	Kasikornbank PCL	3,725
3,439	KB Financial Group Inc.	182,545
82	Komercni Banka AS	3,524
1,330	Krung Thai Bank Public Company Limited	723
97	Malayan Banking BHD	216
146	mBank SA, (2)	18,402
500	MCB Bank Ltd, (2)	980
10,423	Mega Financial Holding Co Ltd	8,819
387	National Bank of Abu Dhabi PJSC	1,122
46	Nedbank Group Limited	764
2,702	OTP Bank PLC	100,077
132	PSG Group Limited	2,588
859	PT Bank Mandiri	880
43,948	PT Bank Rakyat Indonesia	48,734
15,312	Public Bank Bhd	72,528
14,680	RHB Bank BHD	17,143
149	RMB Holdings Limited	718
23	Samsung Card Co	816
561	Samsung Fire & Marine Insurance Co Ltd	146,385
26,042	Sanlam Limited	130,962
629	Shinhan Financial Group Company Limited	29,903
889	Siam Commercial Bank PCL, (2)	3,927
48      NUVEEN

Shares	Description (1)	Value
	Financials (continued)
13,901	Standard Bank Group Limited	$172,507
961	Taishin Financial Holding Co Ltd	452
1,277	Taiwan Business Bank	362
10,562	TMB Bank PCL, (2)	749
36	Yes Bank Ltd	1,017
	Total Financials	2,587,135
	Health Care – 3.9%
41	Apollo Hospitals Enterprise Limited	804
4,743	Bangkok Dusit Medical Services PCL, (2)	2,722
134	Bumrungrad Hospital PCL, (2)	705
26,127	China Medical Systems Holdings, Limited	44,626
89,583	CSPC Pharmaceuticals Group Limited	139,705
623	Hartalega Holdings Bhd	1,029
381	IHH Healthcare Bhd	525
396	Netcare Limited	737
41,464	Shandong Weigao Group Medical Polymer Company Limited	33,447
10,169	Shangai Fosun Pharmaceutical Group Company Limited	37,238
14,461	Shanghai Pharmaceuticals Holding Company, Limited	38,327
25,104	Sinopharm Group Co Ltd	105,268
	Total Health Care	405,133
	Industrials – 7.7%
421	Aboitiz Equity Ventures Equity, Inc.	634
38,313	Air China Ltd-H	34,633
656	Airports of Thailand PCL, (2)	1,010
276	Berli Jucker Public Co, (2)	384
2,973	BTS Group Holdings PCL, (2)	768
4,480	CCR SA	24,486
34,103	China Conch Venture Holdings Ltd	63,402
87,250	China South Locomotive and Rolling Stock Corporation Limited	77,976
38,154	China Southern Airlines Company Limited	29,116
5	CJ Corp	867
12	Daelim Industrial Co Ltd	983
2,968	DP World Ltd, (2)	68,264
61,513	Far Eastern New Century Corp.	50,623
80	Grupo Aeroportuario del Pacifico S.A.B. de CV	913
43	Grupo Aeroportuario del Sureste SA de CV	912
37	GS Engineering & Construction Corp, (2)	1,053
212	HAP Seng Consolidated BHD	451
99	Havells India Limited	730
124	Hiwin Technologies Corporation	899
1,049	Hyundai Engineering & Construction Co Ltd	42,464
NUVEEN      49

NuShares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
656	Hyundai Heavy Industries	$102,294
2,339	Jasa Marga Persero Tbk PT	1,027
60,247	JG Summit Holdings, Inc.	94,920
44	KEPCO Plant Service & Engineering Co Ltd	1,769
44	LG Corp	2,965
55	Localize Rent A Car SA	913
1,237	Malaysia Airport Holdings BHD	2,528
1,258	Samsung C&T Corporation	156,259
21	Samsung Techwin Company Limited	749
37	Siemens AG, Sponsored ADR	835
218	SM Investments Corporation	3,486
634	Teco Electric and Machinery Co	597
131	WEG SA	794
30,095	Zhejiang Expressway Company Limited	37,570
	Total Industrials	807,274
	Information Technology – 23.9%
12,249	AAC Technologies Holdings Inc.	164,833
387	Advantech Co Ltd	2,929
78	Asustek Computer, Inc.	726
64,492	Au Optronic Corporation	26,057
1,529	Catcher Technology Co Limited	17,571
264	Chicony Electronics Co Ltd	679
325	Cielo SA	2,714
1,048	Compal Electronics Inc.	696
25,930	Delta Electronics Inc.	137,827
888	Delta Electronics Thailand PCL, (2)	2,368
281,005	GCL-Poly Energy Holdings Limited, (2)	29,863
48	Hynix Semiconductor Inc.	2,831
11,511	Infosys Ltd	182,127
154,485	Innolux Corporation	75,463
792	KCE Electronics Public Company Limited, (2)	2,059
153,670	Legend Holdings Limited	95,230
4,918	LG Display Company Limited	139,095
16	LG Innotek Company Limited	2,145
470	Lite-On Technology Corp	760
7,411	MediaTek	65,286
896	Micro-Star International Co Ltd	2,326
6	NCsoft Corporation	1,936
226	NHN Corporation	162,172
32	Samsung Electronics	2,680
480	Samsung SDI Co, Ltd	72,276
46	Samsung SDS Co. Ltd	7,358
50      NUVEEN

Shares	Description (1)	Value
	Information Technology (continued)
374	Siliconware Precision Industries Co Ltd	$616
64,699	Taiwan Semiconductor Manufacturing Company Limited	459,603
4,069	Tata Consultancy Services	158,250
122	Tech Mahindra Limited	732
15,731	Tencent Holdings Limited	631,242
1,521	United Microelectronics Corp	700
421	Vanguard International Semiconductor Corporation, (2)	789
12,242	Wipro Limited	55,102
436	WPG Holdings Ltd	611
	Total Information Technology	2,507,652
	Materials – 7.6%
37	Anglo American Platinum Ltd, (2)	905
39	Asian Paints Limited	707
26,217	Empresas CMPC SA	66,841
29,385	Eregli Demir ve Celik Fabrikalari TAS	65,381
99	Fibria Celulose S.A	1,048
38	Hanwha Chemical Corp	1,144
484	Impala Platinum Holdings Limited	1,292
314	Indorama Ventures PCL, (2)	351
1,838	Industrias Penoles, S.A.B. de C.V.	45,000
2,947	KGHM Polska Miedz Spolka Akcyjna	99,840
172	Klabin SA	881
13	Kumho Petrochemical Co Ltd	878
489	LG Chem Limited	143,329
161	LG Chem Limited	33,019
326	Lotte Chemical Corp	107,497
30	Mondi Ltd	778
48,167	Nan Ya Plastics Corp	121,233
2,443	PhosAgro PJSC	33,713
306	PTT Global Chemical PCL, (2)	664
99	Sappi Limited, Sponsored ADR	655
1,973	Siam Cement Public Company	30,001
73,320	Sinopec Shanghai Petrochemical Co., Ltd	41,682
225	Suzano Papel e Celulose S.A	1,009
629	Synthos SA	774
380	Taiwan Fertilizer Co Ltd	516
63	UPL Limited	860
	Total Materials	799,998
	Real Estate – 1.6%
1,066	Ayala Land Inc.	887
551	BR Malls Participacoes	2,327
NUVEEN      51

NuShares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
6,656	Bumi Serpong Damai PT	$894
25,332	China Vanke Co Ltd	74,762
11,632	Emaar Malls PJSC	7,854
351	Emaar Properties PJSC	787
519	Fortress Income Fund Ltd	694
298	Fortress Income Fund Ltd	863
343	Growthpoint Properties Ltd	644
84	Hyprop Investments Ltd	753
1,482	IOI Properties Group Bhd	727
16,370	Lippo Karawaci Tbk PT	878
32	Multiplan Empreendimentos Imobiliarios SA, (2)	736
66	NEPI Rockcastle plc, (2)	878
20,591	PT Pakuwon Jati Tbk	1,097
857	Redefine Properties Ltd	700
79	Resilient REIT Ltd	785
638	Ruentex Development Co Ltd, (2)	691
63,085	Sino-Ocean Group Holding Ltd	35,298
19,425	SM Prime Holdings Inc.	13,435
46,023	SOHO China Ltd, (2)	25,103
	Total Real Estate	170,793
	Telecommunication Services – 5.6%
147	Advanced Info Service PCL, (2)	819
56,914	Axiata Group Berhad	61,547
21,295	Bharti AirTel Limited	139,419
16,865	Chunghwa Telecom Co., Ltd	56,970
379	DiGi.com BHD	425
7,179	Emirates Telecommunications Group Co PJSC	36,648
2,082	Far EasTone Telecommunications Co Ltd	5,033
21	Globe Telecom, Inc.	881
2,501	Hellenic Telecommunications Organization	31,787
19,446	Idea Cellular Ltd, (2)	27,994
3,002	Maxis Bhd	3,961
1,767	MTN Group Limited	15,869
176	O2 Czech Republic AS	2,241
1,652	Orange Polska SA, (2)	2,494
43,931	Orascom Telecom Holding SAE, (2)	15,964
484,070	PT Telekomunikasi Indonesia Persero Tbk	170,391
13	SK Telecom Company Limited	3,229
920	Taiwan Mobile Co Ltd	3,291
200	Telefonica Brasil SA	2,989
282	Telekom Malaysia BHD	419
368	Telkom SA Limited	1,814
52      NUVEEN

Shares	Description (1)	Value
	Telecommunication Services (continued)
3,911	XL Axiata Tbk Pt, (2)	$ 986
	Total Telecommunication Services	585,171
	Utilities – 1.8%
841	Aboitiz Power Corp	650
1,253	Aguas Andinas SA. Class A	789
102,412	Beijing Enterprises Water Group	85,101
66,734	China Longyuan Power Group Corporation	48,875
624	Companhia Energetica de Minas Gerais	1,701
79	CPFL Energia SA	679
632	EDP Energias do Brasil S.A	2,906
6,774	Energy Development Corporation	801
61	Engie Brasil Energia SA	683
156	Equatorial Energia SA	2,831
103,312	Huaneng Renewables Corp Ltd	31,483
127	Interconexion Electrica SA ESP, (2)	579
100,068	Perusahaan Gas Negara PT	16,898
	Total Utilities	193,976
	Total Long-Term Investments (cost $9,968,705)	10,437,660
	Other Assets Less Liabilities – 0.5%	47,208
	Net Assets – 100%	$ 10,484,868
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$10,437,660	$ —	$ —	$10,437,660
NUVEEN      53

NuShares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Income Tax Information
The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.
As of July 31, 2017, the cost of investments was $9,968,705.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$ 601,774
Depreciation	(132,819)
Net unrealized appreciation (depreciation) of investments	$ 468,955
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
54      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: September 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2017